Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Cash And Cash Equivalents [Abstract]
Cash in hand	$ 93	$ 128
Funds in transit	45,108	33,123
Bank balances	132,789	74,239
Term deposits		80,157
Total	$ 177,990	$ 187,647